Convertible debt (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands			1 Months Ended					12 Months Ended
	Aug. 02, 2016 USD ($) $ / shares	Aug. 02, 2016 CNY (¥)	May 31, 2019 CNY (¥)	Jan. 31, 2019 USD ($) shares	Jan. 31, 2019 CNY (¥) shares	Nov. 30, 2017 USD ($) shares	Nov. 30, 2017 CNY (¥) shares	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	May 22, 2019 USD ($)
Convertible debt, carrying amount | ¥								¥ 0	¥ 774,703
Stock Issued During Period, Value, Conversion of Convertible Securities | ¥								¥ 3,408		¥ 158,450
PAG Convertible Notes [Member]
Convertible debt, principal amount	$ 150,000
Debt instrument, Aggregate principal amount											$ 125,500
Debt Instrument, Repurchase amount											126,800
Debt instrument, Repurchase interest amount											$ 1,300
Convertible debt, maturity date	Aug. 01, 2021	Aug. 01, 2021
Convertible debt, interest rate, stated percentage	2.00%
Convertible debt, interest rate, effective percentage								6.50%	6.50%
Convertible debt, conversion price | $ / shares	$ 23.67
Convertible debt, conversion ratio, shares/$100,000	4,224.7671	4,224.7671
Convertible debt, beneficial conversion feature (BCF) recognized	$ 27,900	¥ 185,700
Fair Value of Per Ordinary Share | $ / shares	$ 28.08
Convertible debt, issuance cost	$ 180
Interest Expense, Debt | ¥								¥ 21,900	¥ 46,800	¥ 53,800
PAG Convertible Notes [Member] | Third Party Investor [Member]
Debt Conversion, Converted Instrument, Shares Issued | shares				21,123	21,123	1,013,941	1,013,941
Unamortized BCF expense immediately associated with the PAG Notes converted | ¥			¥ 77,400		¥ 400		¥ 23,300
Debt Conversion, Original Debt, Amount				$ 500		$ 24,000
Stock Issued During Period, Value, Conversion of Convertible Securities | ¥					¥ 3,400		¥ 158,500